RELATED PARTY TRANSACTIONS - Narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Proceeds from disposal of printing services company	CAD 5
Controlling Shareholder
Disclosure of transactions between related parties [line items]
Related party transaction (less than)	CAD 1	CAD 1
Rogers Communications Canada, Inc.: and Rogers Media Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%